                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          February 14, 2008
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total: 636,143(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners LP
FORM 13F
31-Dec-07

                                                                                                            Voting Authority
                                                                                                         ---------------------
                                                                Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class       CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers    Sole   Shared None
--------------                 -------------- --------------- -------- ------- --- ---- ------- -------- --------- ------ ----
Advance Auto Parts Inc Com           COM         00751Y106       11568  304500 SH         Sole             304500
Advocat Inc Com                      COM         007586100        3122  283300 SH         Sole             283300
Allot Communication Shs              COM         M0854Q105        4013  827500 SH         Sole             827500
Alloy Inc New Com                    COM         019855303        7640  811000 SH         Sole             811000
Americas Car Mart Inc                COM         03062T105        3240  258200 SH         Sole             258200
Atmel Corp                           COM         049513104       18362 4250500 SH         Sole            4250500
BWAY Holding Company                 COM         12429T104        1669  171200 SH         Sole             171200
Barnes & Noble Inc Com               COM         067774109       19120  555000 SH         Sole             555000
Broadridge Financial Solutions       COM         11133T103       16197  722100 SH         Sole             722100
Brocade Communications Systems       COM         111621306        3523  480000 SH         Sole             480000
CVR Energy, Inc                      COM         12662P108       10924  438000 SH         Sole             438000
Carrols Restaurant Group             COM         14574X104        4768  497700 SH         Sole             497700
Cenveo Inc                           COM         15670S105        8158  467000 SH         Sole             467000
Chicos Fas Inc                       COM         168615102        8759  970000 SH         Sole             970000
Citadel Broadcasting Corporati       COM         17285T106         978  475000 SH         Sole             475000
Cnet Networks Inc                    COM         12613R104       13253 1450000 SH         Sole            1450000
Convergys Corp                       COM         212485106        8971  545000 SH         Sole             545000
Covanta Holding Corp Com             COM         22282E102        4509  163000 SH         Sole             163000
Covidien Ltd                         COM         G2552X108       26663  602000 SH         Sole             602000
Discovery Holding Co                 COM         25468Y107       24172  961500 SH         Sole             961500
Eagle Materials Inc                  COM         26969P108       10396  293000 SH         Sole             293000
Fiserv Inc                           COM         337738108       20642  372000 SH         Sole             372000
GP Strategies Corp                   COM         36225v104        5340  501400 SH         Sole             501400
General Communication CL A           COM         369385109       15409 1761000 SH         Sole            1761000
Getty Images Inc                     COM         374276103        8700  300000 SH         Sole             300000
Gevity HR, Inc                       COM         374393106        2799  364000 SH         Sole             364000
Grupo Aeroportuario Del Pacifi       COM         400506101        5222  117000 SH         Sole             117000
Grupo Aeroportuario del Surest       COM         40051E202        3306   54000 SH         Sole              54000
Helix Energy Solutions Group         COM         42330P107       11371  274000 SH         Sole             274000
Horsehead Holding Corp               COM         440694305        6398  377000 SH         Sole             377000
Information Services Group Inc       COM         45675Y104        5248  766100 SH         Sole             766100
Labopharm Inc                        COM         504905100         703  663000 SH         Sole             663000
Lancaster Colony Corp                COM         513847103       31554  794800 SH         Sole             794800
Lawson Software Inc                  COM         52078P102        4506  440000 SH         Sole             440000
Liberty Media Capital                COM         53071M302       26210  225000 SH         Sole             225000
Lions Gate Entertainment Corp        COM         535919203        8108  860700 SH         Sole             860700
Loews Corp                           COM         540424108       27888  554000 SH         Sole             554000
M & F Worldwide Corp                 COM         552541104       39095  726000 SH         Sole             726000
MSC Software Corp                    COM         553531104       17433 1342000 SH         Sole            1342000
Mylan Laboratories Inc               COM         628530107       22187 1578000 SH         Sole            1578000
National Fuel Gas                    COM         636180101       28708  615000 SH         Sole             615000
Newpark Res Inc PAR $.01NEW          COM         651718504        4838  887770 SH         Sole             887770

OSG America L.P.                     COM         671028108        5815  313500 SH         Sole             313500
PHI Inc Non Vtg                      COM         69336T205        3667  118200 SH         Sole             118200
Packeteer Inc                        COM         695210104        3068  498000 SH         Sole             498000
Polypore International Inc           COM         73179V103        9803  560200 SH         Sole             560200
Radio One Non Voting                 COM         75040P405        1076  454000 SH         Sole             454000
SAIC Inc                             COM         78390X101       17343  862000 SH         Sole             862000
Siemens AG                           COM         826197501        2203   14000 SH         Sole              14000
Sun-Times Media Group                COM         86688Q100        1157  526000 SH         Sole             526000
Syneron Medical Ltd Ord Shs          COM         M87245102       15222 1138500 SH         Sole            1138500
Ternium S.A.                         COM         880890108        5784  144200 SH         Sole             144200
US Physical Therapy                  COM         90337L108        7866  547400 SH         Sole             547400
Viacom Inc                           COM         92553P201       10014  228000 SH         Sole             228000
Vignette Corporation                 COM         926734401        1704  116630 SH         Sole             116630
Waste Services Inc                   COM         941075202        6556  765000 SH         Sole             765000
Whirlpool Corp                       COM         963320106       21224  260000 SH         Sole             260000
Xerox Corp                           COM         984121103       17971 1110000 SH         Sole            1110000
